INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ (4,553)	$ 1,630	$ (6,280)
Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	(2,048)	3,574	(4,662)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ (2,505)	$ (1,944)	$ (1,618)